Stock Incentive Plan	12 Months Ended
Dec. 31, 2012
Stock Incentive Plan

15. Stock Incentive Plan

Under the amended and restated Autoliv, Inc. 1997 Stock Incentive Plan (the Plan) adopted by the Shareholders, awards have been made to selected executive officers of the Company and other key employees in the form of stock options and Restricted Stock Units (RSUs). All stock options are granted for 10-year terms, have an exercise price equal to the fair value of the share at the date of grant, and become exercisable after one year of continued employment following the grant date. Each RSU represents a promise to transfer one of the Company’s shares to the employee after three years of service following the date of grant or upon retirement, whichever is earlier. The source of the shares issued upon share option exercise or lapse of RSU service period is generally from treasury shares. The Plan provides for the issuance of up to 9,585,055 common shares for awards. At December 31, 2012, 5,374,823 of these shares have been issued for awards. For stock options and RSUs outstanding and options exercisable at year end, see below.

The fair value of the RSUs is calculated as the fair value of the shares at the RSU grant date. The grant date fair value for RSUs granted in 2009, 2008 and 2007 (vested in 2012, 2011 and 2010) was $3.3 million, $4.5 million and $5.8 million, respectively. The aggregate intrinsic value for RSU’s outstanding at December 31, 2012 was $14.3 million. The weighted average fair value of RSU’s granted in 2012, 2011 and 2010, are $61.58, $68.33 and $41.99, respectively.

The weighted average grant date fair value of stock options granted during 2012, 2011 and 2010 was estimated at $18.01, $23.27 and $13.67 per share, respectively, using the Black-Scholes option-pricing model based on the following assumptions:

	2012	2011	2010
Risk-free interest rate	0.9%	2.2%	2.5%
Dividend yield	2.8%	2.2%	2.2%
Expected life in years	4.1	4.1	4.1
Expected volatility	42.0%	45.0%	42.0%

The Company uses historical exercise data for determining the expected life assumption. Expected volatility is based on historical volatility.

The total stock (RSUs and stock options) compensation cost recognized in the Consolidated Statements of Net Income for 2012, 2011 and 2010 was $7.7 million, $7.4 million and $6.9 million, respectively.

The total compensation cost related to non-vested awards not yet recognized is $4.7 million for RSUs and the weighted average period over which this cost is expected to be recognized is approximately two years. There is no significant compensation cost not yet recognized for stock options.

Information on the number of RSUs and stock options related to the Plan during the period 2010 to 2012 is as follows:

RSUs	2012	2011	2010
Outstanding at beginning of year	320,122	360,928	351,659
Granted	72,900	64,599	102,120
Shares issued	(172,212)	(84,294)	(83,243)
Cancelled/Forfeited/Expired	(9,192)	(21,111)	(9,608)

Outstanding at end of year	211,618	320,122	360,928

STOCK OPTIONS	Number of options	Weighted average exercise price
Outstanding at Dec 31, 2009	1,586,618	$35.41
Granted	303,960	44.80
Exercised	(717,837)	30.90
Cancelled/Forfeited/Expired	(16,775)	53.96

Outstanding at Dec 31, 2010	1,155,966	$40.31

Granted	193,833	72.95
Exercised	(244,218)	40.32
Cancelled/Forfeited/Expired	(32,579)	38.38

Outstanding at Dec 31, 2011	1,073,002	$46.26

Granted	218,695	67.00
Exercised	(254,440)	33.26
Cancelled/Forfeited/Expired	(25,027)	50.59

Outstanding at Dec 31, 2012	1,012,230	$53.91

OPTIONS EXERCISABLE
At December 31, 2010	854,056	$38.73
At December 31, 2011	886,605	$40.65
At December 31, 2012	796,720	$50.37

The following summarizes information about stock options outstanding and exercisable on December 31, 2012:

RANGE OF EXERCISE PRICES	Number outstanding	Remaining contract life (in years)	Weighted average exercise price
$16.31 – $19.96	104,700	6.14	$16.31
$21.36 – $29.37	2,150	0.01	21.36
$40.26 – $49.60	299,590	4.86	45.63
$51.67 – $72.95	605,790	7.32	64.61

	1,012,230	6.46	$53.91

RANGE OF EXERCISE PRICES	Number exercisable	Remaining contract life (in years)	Weighted average exercise price
$16.31 – $19.96	104,700	6.14	$16.31
$21.36 – $29.37	2,150	0.01	21.36
$40.26 – $49.60	299,590	4.86	45.63
$51.67 – $72.95	390,280	6.32	63.30

	796,720	5.73	$50.37

The total aggregate intrinsic value, which is the difference between the exercise price and $67.39 (closing price per share at December 31, 2012), for all “in the money” stock options outstanding and exercisable was $14.9 million and $14.8 million, respectively.